EQUIPMENT AND SOFTWARE LICENSES	12 Months Ended
Dec. 31, 2020
EQUIPMENT AND SOFTWARE LICENSES
5. EQUIPMENT AND SOFTWARE LICENSES

Equipment and software licenses consist of the following:

	December 31, 2020	December 31, 2019

Equipment and software	$599,900	$489,151
Software licenses	1,302,141	868,041
	1,902,041	1,357,192
Less - Accumulated depreciation and amortization	(1,361,123)	(1,147,188)
	$540,918	$210,004

Depreciation and amortization expense related to assets for the fiscal years ended December 31, 2020 and 2019 was approximately $58,157 and $31,614 respectively.

Included in the above paragraph is depreciation and amortization expense related to leased assets for the years ended December 31, 2020 and 2019 was approximately $171,570 and $276,505, respectively.

During the year ended December 31, 2020, the Company disposed of $16,105 of equipment and software and related accumulated depreciation of $15,792, for proceeds of $401 which resulted in a gain $88.

During the year ended December 31, 2019, the Company disposed of $790,803 of equipment and software and related accumulated depreciation of $754,570, for proceeds of $31,699 which resulted in a gain $4,533.